Unaudited Interim Condensed Consolidated Statements of Loss - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Profit or Loss [Abstract]
Revenue	$ 80,631	$ 101,060	$ 247,184	$ 323,915
Operating expenses	(73,752)	(57,852)	(190,816)	(161,450)
Depreciation	(22,574)	(26,168)	(66,768)	(77,991)
Amortization	(8,766)	(11,314)	(26,106)	(33,852)
Other operating (losses) gains, net	(27)	251	(82,081)	4,070
Operating (loss) income	(24,488)	5,977	(118,587)	54,692
Interest expense	(54,820)	(54,197)	(155,224)	(164,492)
Gain on repurchase of debt				6,896
Interest and other income	4,962	5,718	10,975	18,760
Loss on changes in fair value of financial instruments	(89,510)	(63,120)	(577,256)	(109,780)
Gain (loss) on foreign exchange	3,179	(32,282)	(34,027)	84,808
Loss before income tax	(160,677)	(137,904)	(874,119)	(109,116)
Tax recovery	3,455	16,821	7,398	12,105
Net loss	(157,222)	(121,083)	(866,721)	(97,011)
Net loss attributable to:
Telesat Corporation shareholders	(47,018)	(35,269)	(258,295)	(29,811)
Non-controlling interest	(110,204)	(85,814)	(608,426)	(67,200)
Net loss	$ (157,222)	$ (121,083)	$ (866,721)	$ (97,011)
Net loss per common share attributable to Telesat Corporation Shareholders
Basic (in Dollars per share)	$ (3.09)	$ (2.38)	$ (17.27)	$ (2.04)
Diluted (in Dollars per share)	$ (3.09)	$ (2.38)	$ (17.27)	$ (2.04)
Total Weighted Average Common Shares Outstanding
Basic (in Shares)	15,202,449	14,797,243	14,957,942	14,592,627
Diluted (in Shares)	15,202,449	14,797,243	14,957,942	14,592,627